Financial instruments - Summary of Trade and Other Receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Jun. 30, 2025
Disclosure of detailed information about financial instruments [abstract]
Trade receivables	$ 11,305	$ 10,631
Proceeds due on sale of VoIP Supply LLC	0	4,500
Trade and other receivables	$ 11,305	$ 15,131